Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Components of Trade and Other Receivables
The Company’s trade and other receivables as at September 30, 2026 and December 31, 2025 include the following:

	2026	2025
	$	$
Trade receivables	44,542	45,467
Accrued revenues	8,591	5,118
Tax credits receivable	2,928	4,316
Interest receivable	—	39
Other receivables	192	269
	56,253	55,209